Business Description and Basis of Preparation - CONSOLIDATED STATEMENT OF CASH FLOW (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Earnings from continuing operations	$ 131	$ 207	$ 322	$ 321
Adjustments for:
Deferred tax	(34)	(12)	(37)	(80)
Other	138	(67)	200	77
Operating cash flows from continuing operations	417	178	608	205
Net cash provided by operating activities	422	113	598	83
INVESTING ACTIVITIES
Capital expenditures	(145)	(102)	(287)	(240)
Investing cash flows from continuing operations	(93)	(77)	(342)	(182)
Net cash used in investing activities	$ (93)	(77)	$ (342)	(153)
As Reported
Statement [Line Items]
Earnings from continuing operations		216		342
Adjustments for:
Deferred tax		(9)		(73)
Other		(79)		49
Changes in working capital and other items		(92)		(258)
Operating cash flows from continuing operations		206		205
Net cash provided by operating activities		141		83
INVESTING ACTIVITIES
Capital expenditures		(130)		(240)
Investing cash flows from continuing operations		(105)		(182)
Net cash used in investing activities		(105)		(153)
Revision
Statement [Line Items]
Earnings from continuing operations		(9)		(21)
Adjustments for:
Deferred tax		(3)		(7)
Other		12		28
Changes in working capital and other items		(28)
Operating cash flows from continuing operations		(28)
Net cash provided by operating activities		(28)
INVESTING ACTIVITIES
Capital expenditures		28
Investing cash flows from continuing operations		28
Net cash used in investing activities		28
As Revised
Statement [Line Items]
Earnings from continuing operations		207		321
Adjustments for:
Deferred tax		(12)		(80)
Other		(67)		77
Changes in working capital and other items		(120)		(258)
Operating cash flows from continuing operations		178		205
Net cash provided by operating activities		113		83
INVESTING ACTIVITIES
Capital expenditures		(102)		(240)
Investing cash flows from continuing operations		(77)		(182)
Net cash used in investing activities		$ (77)		$ (153)